Stock-based compensation - Fair value assumptions (Details)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Fair value assumptions
Expected term (in years)	5 years 11 months 12 days	5 years 10 months 13 days
Minimum Risk-free interest rate (as a percent)	1.78%	1.30%
Maximum Risk-free interest rate (as a percent)	2.26%	1.60%
Minimum Expected volatility (as a percent)	78.20%	78.10%
Maximum Expected volatility (as a percent)	81.80%	83.60%